Shareholder Report, Holdings (Details) - C000251456 [Member]	Dec. 31, 2024
Lumen Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Telephone and Data Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Affirm Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Hanesbrands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Frontdoor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VF Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Omnicell, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Bread Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Semtech Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%